Significant Accounting Policies (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
For the three months March 31, 2021
Numerator Earnings allocable to Class A common stock
Interest income on Trust account	$13,691
Class A common stock net earnings	$13,691
Denominator: Weighted average Class A shares
Class A Common stock, basic and diluted	10,355,000
Earnings/basic and diluted per share Class A common stock	$0.00
Numerator: Net income minus Earnings allocable to Class A common stock
Net income (loss)	$(9,435,532)
Less: Earnings allocable to Class A common stock	13,691
Class B net income	$(9,449,223)
Denominator: weighted average Class B common stock
Class B common stock, basic and diluted	2,500,000
Income/Basic and diluted per share Class B common stock	$(3.78)

For the period From July 1, 2020 (Inception) through December 31, 2020
Numerator Earnings allocable to Class A common stock subject to possible redemption
Interest income on Trust account	$16,161
Class A common stock subject to possible redemption net earnings	$16,161
Denominator: Weighted average Class A shares subject to possible redemption
Class A Common stock subject to possible redemption, basic and diluted	6,338,515
Earnings/basic and diluted per share Class A common stock subject to possible redemption	$0.00
Numerator: Net income minus Earnings allocable to Class A common stock subject to possible redemption
Net income (loss)	$1,419,645
Less: Earnings allocable to Class A common stock subject to possible redemption	16,161
Non-redeemable ordinary shares net income	$1,403,484
Denominator: weighted average Non-redeemable ordinary shares
Non-redeemable ordinary shares, basic and diluted	2,500,000
Income/Basic and diluted per share Non-redeemable ordinary shares	$0.56